Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 1, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          SERIES PORTFOLIOS Trust (the “Trust”)
Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084
Appleton Equity Growth Fund (S000054431)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Appleton Equity Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 29, 2016, and filed electronically as Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N‑1A on June 29, 2016.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6620.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Secretary of Series Portfolios Trust